SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21.  SUBSEQUENT EVENTS

(a) During January and February 2019, all six properties classified as assets held for sale at December 31, 2018 were sold for aggregate proceeds of $43.7 million which approximated their carrying value (note 5).

(b) On March 1, 2019, Granite acquired two income-producing industrial properties near Dallas, Texas at a purchase price of US$123.7 million which was funded with cash on hand.

(c) Subsequent to December 31, 2018, the Trust declared monthly distributions in January and February 2019 of $10.6 million each (note 10).